Pensions and post-retirement benefits - Analysis of scheme assets (Details) - Fair value of plan assets - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 35,467	£ 34,713
% of total fair value of scheme assets %	100.00%	100.00%
Equities
Disclosure of fair value of plan assets [line items]
Equities	£ 1,591	£ 2,065
% of total fair value of scheme assets %	4.50%	5.90%
Private equities
Disclosure of fair value of plan assets [line items]
Equities	£ 2,991	£ 2,233
% of total fair value of scheme assets %	8.40%	6.40%
Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	£ 2,482	£ 4,315
% of total fair value of scheme assets %	7.00%	12.40%
Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	£ 14,157	£ 11,720
% of total fair value of scheme assets %	39.90%	33.80%
Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,077	£ 9,117
% of total fair value of scheme assets %	25.60%	26.30%
Property
Disclosure of fair value of plan assets [line items]
Property	£ 1,504	£ 1,426
% of total fair value of scheme assets %	4.30%	4.10%
Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,815	£ 1,812
% of total fair value of scheme assets %	5.10%	5.20%
Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,766	£ 1,894
% of total fair value of scheme assets %	5.00%	5.50%
Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 9	£ 9
% of total fair value of scheme assets %	0.00%	0.00%
Other
Disclosure of fair value of plan assets [line items]
Other	£ 75	£ 122
% of total fair value of scheme assets %	0.20%	0.40%
Equities - Quoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 22,533	£ 23,014
Equities - Quoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	214	567
Equities - Quoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities - Quoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	2,387	4,205
Equities - Quoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	13,478	10,706
Equities - Quoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	6,223	7,439
Equities - Quoted | Property
Disclosure of fair value of plan assets [line items]
Property	14	10
Equities - Quoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Equities - Quoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	189	64
Equities - Quoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	9	9
Equities - Quoted | Other
Disclosure of fair value of plan assets [line items]
Other	19	14
Equities non-quoted
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	12,934	11,699
Equities non-quoted | Equities
Disclosure of fair value of plan assets [line items]
Equities	1,377	1,498
Equities non-quoted | Private equities
Disclosure of fair value of plan assets [line items]
Equities	2,991	2,233
Equities non-quoted | Bonds - fixed government
Disclosure of fair value of plan assets [line items]
Bonds	95	110
Equities non-quoted | Bonds - index-linked government
Disclosure of fair value of plan assets [line items]
Bonds	679	1,014
Equities non-quoted | Bonds - corporate and other
Disclosure of fair value of plan assets [line items]
Bonds	2,854	1,678
Equities non-quoted | Property
Disclosure of fair value of plan assets [line items]
Property	1,490	1,416
Equities non-quoted | Infrastructure
Disclosure of fair value of plan assets [line items]
Infrastructure	1,815	1,812
Equities non-quoted | Cash and liquid assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,577	1,830
Equities non-quoted | Mixed investment funds
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities non-quoted | Other
Disclosure of fair value of plan assets [line items]
Other	56	108
Of which relates to UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 34,678	£ 33,915
% of total fair value of scheme assets %	100.00%	100.00%
Of which relates to UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 1,463	£ 1,876
% of total fair value of scheme assets %	4.20%	5.50%
Of which relates to UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,991	£ 2,233
% of total fair value of scheme assets %	8.60%	6.60%
Of which relates to UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 2,178	£ 4,042
% of total fair value of scheme assets %	6.30%	11.90%
Of which relates to UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 14,134	£ 11,711
% of total fair value of scheme assets %	40.80%	34.60%
Of which relates to UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,840	£ 8,892
% of total fair value of scheme assets %	25.50%	26.20%
Of which relates to UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,490	£ 1,416
% of total fair value of scheme assets %	4.30%	4.20%
Of which relates to UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,815	£ 1,812
% of total fair value of scheme assets %	5.20%	5.30%
Of which relates to UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,753	£ 1,876
% of total fair value of scheme assets %	5.10%	5.50%
Of which relates to UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds		£ 0	£ 0
% of total fair value of scheme assets %		0.00%	0.00%
Of which relates to UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 14	£ 57
% of total fair value of scheme assets %	0.00%	0.20%
Of which relates to UKRF | Equities - Quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	£ 21,786	£ 22,267
Of which relates to UKRF | Equities - Quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	86	378
Of which relates to UKRF | Equities - Quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities - Quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	2,083	3,932
Of which relates to UKRF | Equities - Quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	13,455	10,697
Of which relates to UKRF | Equities - Quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,986	7,214
Of which relates to UKRF | Equities - Quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
Of which relates to UKRF | Equities - Quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Of which relates to UKRF | Equities - Quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	176	46
Of which relates to UKRF | Equities - Quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities - Quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
Of which relates to UKRF | Equities non-quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Net retirement benefit assets/(liabilities)	12,892	11,648
Of which relates to UKRF | Equities non-quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	1,377	1,498
Of which relates to UKRF | Equities non-quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,991	2,233
Of which relates to UKRF | Equities non-quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	95	110
Of which relates to UKRF | Equities non-quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	679	1,014
Of which relates to UKRF | Equities non-quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	2,854	1,678
Of which relates to UKRF | Equities non-quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,490	1,416
Of which relates to UKRF | Equities non-quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	1,815	1,812
Of which relates to UKRF | Equities non-quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,577	1,830
Of which relates to UKRF | Equities non-quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities non-quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 14	£ 57